Schedule of Components of Deferred Tax (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Income Taxes
Warrant liability	$ 7,752
Operating tax losses carried forward- USA	51,580	54,782
Deferred Tax Assets	59,332	54,782
Intellectual property	(51,580)
Convertible debentures	(7,752)	(54,782)
Deferred tax liabilities	(59,332)	(54,782)
Net deffered tax liability